Share Based Compensation - Summary of Stock Option Plans - (Details) $ / shares in Units, shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2017 CAD ($) Option $ / shares shares
Number of outstanding share options (shares)
Outstanding, beginning of year | Option	31,110	31,442
Granted | Option	7,231	7,401
Exercised for cash payment | shares		(6)
Exercised as options for common shares | Option	(7,927)	(6,223)
Forfeited/expired | shares	(1,479)	(1,504)
Outstanding, end of year | Option	28,935	31,110
Exercisable, end of year | Option	15,374	17,363
Weighted average exercise price of share options ($ per share)
Outstanding, beginning of year (in dollar per share)	$ 36.96	$ 35.98
Granted	43.19	$ 42.04
Exercised for cash payment | $ / shares		$ 32.00
Exercised as options for common shares	$ 35.95	$ 36.65
Forfeited/expired | $ / shares	$ 47.88	$ 42.21
Outstanding, end of year (in dollar per share)	$ 38.25	$ 36.96
Exercisable, end of year (in dollar per share)	36.10	36.53
Weighted average share price	$ 46.99	$ 41.09